15. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates

	2022	2021	2020

Net loss	$(329,789)	$(5,997)	$(138,911)

Expected income tax recovery	$(89,000)	$(2,000)	$(37,000)
Effect of foreign tax rate	(10,000)	(24,000)	(16,000)
Non-deductible items	(22,000)	4,000	1,000
Deductible items	(16,000)	-	(6,000)
Unrecognized benefit of non-capital losses	137,000	22,000	58,000

	$-	$-	$-